FAIR VALUE MEASUREMENTS (Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques) (Details) - Car Dealerships [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Planed Offering date	Apr. 30, 2019	Sep. 30, 2018
Discount rate (from acquisition date to Offering date)	15.00%	15.00%
Discount rate (from Offering date to the last settlement date)	2.75%	2.75%
Offering probability as of December 31, 2018	80.00%	45.00%